Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	151,328.66
Total Transaction Valuation	1,095,790,418.94
Total Offset Amount	0.00
Net Fee	$ 151,328.66
Offering Table N/A
Offset Table N/A	N/A